Note 23 - Employee Benefits - Plan Assets Components (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plan assets, government bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	50.00%	41.00%	29.00%
Plan assets percentage, unrated
Plan assets percentage	50.00%	41.00%	29.00%
Plan assets, corporate bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	7.00%	13.00%	23.00%
Plan assets percentage, unrated
Plan assets percentage	7.00%	13.00%	23.00%
Plan assets, equity instruments [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	14.00%	18.00%	15.00%
Plan assets percentage, unrated
Plan assets percentage	14.00%	18.00%	15.00%
Plan assets, property [member]
Statement Line Items [Line Items]
Plan assets percentage, rated
Plan assets percentage, unrated			1.00%
Plan assets percentage			1.00%
Plan assets, cash [member]
Statement Line Items [Line Items]
Plan assets percentage, rated		1.00%
Plan assets percentage, unrated
Plan assets percentage		1.00%
Plan assets, others [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	29.00%	27.00%	32.00%
Plan assets percentage, unrated
Plan assets percentage	29.00%	27.00%	32.00%